Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-1

Collection Period					3/1/12-3/31/12
Determination Date					4/9/2012
Distribution Date					4/16/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$449,581,348.02
2.	Collections allocable to Principal				$15,867,723.77
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$606,174.59

5.	Pool Balance on the close of the last day of the related Collection Period				$433,107,449.66
	(Ln1 - Ln2 - Ln3 - Ln4)

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				31,378

7.	Initial Pool Balance				$650,000,010.85

			Beginning of Period	End of Period

8.	Note Balances

	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$68,287,209.15		$52,043,945.36
	c.	Class A-3 Note Balance	$225,000,000.00		$225,000,000.00
	d.	Class A-4 Note Balance	$110,050,000.00		$110,050,000.00
	e.	Class B Note Balance	$15,900,000.00		$15,900,000.00
	f.	Class C Note Balance	$15,900,000.00		$15,900,000.00
	g.	Class D Note Balance	$8,150,000.00		$8,150,000.00

	h.	Note Balance (sum a - g)	$443,287,209.15		$427,043,945.36

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.4645388		0.3540404
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.6819803		0.6569907

10.	Overcollateralization Target Amount				$6,063,504.30
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$6,063,504.30

12.	Weighted Average Coupon			%	8.68%
13.	Weighted Average Original Term			months	65.22
14.	Weighted Average Remaining Term			months	48.87

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$3,269,589.53
	b.	Liquidation Proceeds allocable to Finance Charge			$55.46
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$3,269,644.99

16.	Principal:

	a.	Collections allocable to Principal			$15,867,723.77
	b.	Liquidation Proceeds allocable to Principal			$393,687.43
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$16,261,411.20

17.	Total Finance Charge and Principal Collections (15d+16d)				$19,531,056.19

18.	Interest Income from Collection Account		$990.63
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$19,532,046.82

Available Funds

21.	Available Collections		$19,532,046.82
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$19,532,046.82

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$374,651.12
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$374,651.12

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,809.88
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,809.88

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$40,972.33
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$40,972.33

	i.	Class A-3 Monthly Interest	$241,875.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$241,875.00

	m.	Class A-4 Monthly Interest	$198,090.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$198,090.00

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$34,847.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$34,847.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$37,497.50
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$37,497.50

32.	Tertiary Principal Distributable Amount		$2,029,759.49

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$24,585.83
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$24,585.83

34.	Quaternary Principal Distributable Amount		$8,150,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$11,135,088.65

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$6,063,504.30

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$3,269,644.99
	b.	Total Daily Deposits of Principal Collections	$16,261,411.20
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$990.63

	e.	Total Deposits to Collection Account (sum a - d)	$19,532,046.82

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$374,651.12
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,809.88
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,821,131.95
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,333,453.87

	f.	Total Withdrawals from Collection Account (sum a - e)	$19,532,046.82

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$40,972.33
	c.	Class A-3 Interest Distribution	$241,875.00
	d.	Class A-4 Interest Distribution	$198,090.00
	e.	Class B Interest Distribution	$34,847.50
	f.	Class C Interest Distribution	$37,497.50
	g.	Class D Interest Distribution	$24,585.83

	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$16,243,263.79
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$16,821,131.95

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$16,284,236.12
	c.	Class A-3 Distribution	$241,875.00
	d.	Class A-4 Distribution	$198,090.00
	e.	Class B Distribution	$34,847.50
	f.	Class C Distribution	$37,497.50
	g.	Class D Distribution	$24,585.83

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$16,821,131.95

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,333,453.87
	b.	Reserve Account surplus (Ln 55)	$97.89

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,333,551.76

46.	Withdrawals
	a.	Certificateholder Distribution		$2,333,551.76

	b.	Total Withdrawals from Certificate Payment Account		$2,333,551.76

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00		$1,625,000.00
	b.	Note Balance		$427,043,945.36

48.	Required Reserve Account Amount			$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$1,625,000.00
50.	Investment Earnings			$97.89
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$1,625,097.89
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$97.89

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$374,651.12
60.	Amount to be paid to Backup Servicer from the Collection Account			$2,809.88
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$16,821,131.95
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$2,333,453.87
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$97.89
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$16,284,236.12
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$241,875.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$198,090.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$34,847.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$37,497.50
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$24,585.83
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$2,333,551.76

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$212,431.70
74.	Cumulative Net Losses			$3,314,307.12
75.	Cumulative Net Loss Percentage			0.5099%
76.	Delinquency Analysis

			Number of Loans	Principal Balance

	a.	31 to 60 days past due	322	$4,929,108.56
	b.	61 to 90 days past due	91	$1,512,851.65
	c.	91 or more days past due	37	$578,326.53

	d.	Total Past Due (sum a-c)	450	7,020,286.74

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,626,771,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Sr. Vice President, Chief Financial Officer & Treasurer